COMMITMENTS - Bridge Securities Purchase Agreement (Details)		12 Months Ended
	Oct. 06, 2022 USD ($) instrument $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
RELATED PARTY TRANSACTIONS
Number of warrants issued | shares		173,913
Number of shares purchased for each warrant | shares		1
Exercise price of warrant | $ / shares		$ 11.50
Amount of proceeds received		$ 800,000
Amount of direct cost attributable to the financing		61,800
Interest expense		125,980
Bridge Warrants
RELATED PARTY TRANSACTIONS
Warrants outstanding	$ 8,552
Net of offering cost	$ 613
Bridge Securities Purchase Agreement
RELATED PARTY TRANSACTIONS
Number of shares issued | shares	30,000
Amortizable Discount	$ 443,665
Amount of financing costs	40,811
Warrants outstanding	284,424
Net of offering cost	$ 20,376
Bridge Securities Purchase Agreement | Bridge Warrants
RELATED PARTY TRANSACTIONS
Number of warrants issued | shares	173,913
Number of shares purchased for each warrant | shares	1
Exercise price of warrant | $ / shares	$ 11.50
Relative value attributed to the Bridge Warrants	$ 9,165
Relative value attributed to the Bridge Shares	304,800
Originally issued discount	88,889
Bridge Securities Purchase Agreement | Bridge Notes
RELATED PARTY TRANSACTIONS
Aggregate principal amount	2,222,222
Amount allocated	$ 888,889
Interest rate (in percent)	10.00%
Percentage of unpaid principal due and payable if PIPE Financing closes in connection with the closing of the Business Combination	110.00%
Percentage of unpaid principal due and payable if PIPE Financing closes in connection with the closing of the Business Combination	10.00%
Number of instruments for which relative fair value basis used | instrument	3
Fair value of derivative issuance	$ 278,404
Amount of proceeds received	738,200
Amount of direct cost attributable to the financing	61,800
Principal due	$ 610,485
Amount net of unamortized debt discount		292,800
Amortized debt discount		104,953
Accrued interest		21,027
Interest expense		$ 125,980
Bridge Securities Purchase Agreement | Bridge Notes | Bridge Warrants
RELATED PARTY TRANSACTIONS
Original issue discount (in percent)	10.00%